Portfolio of Investments September 30, 2024
Global Real Estate Securities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
X 40,486,583 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 84 .7 % X 40,486,583
DATA CENTER REITS - 7.6%
9,210 Digital Realty Trust Inc $ 1,490,454
2,425 Equinix Inc 2,152,503
TOTAL DATA CENTER REITS 3,642,957
DIVERSIFIED REITS - 4.8%
74,960 British Land Co PLC/The 436,774
13,307 Charter Hall Group 146,238
15,017 Empire State Realty Trust Inc, Class A 166,388
2,010 Essential Properties Realty Trust Inc 68,641
69,093 GPT Group/The 236,908
53,056 Growthpoint Properties Australia Ltd 97,634
96 Hulic Reit Inc 92,860
10,111 Merlin Properties Socimi SA 128,166
115,590 Mirvac Group 170,976
515 Star Asia Investment Corp 191,083
67,112 Stockland 242,063
313 United Urban Investment Corp 300,955
TOTAL DIVERSIFIED REITS 2,278,686
HEALTH CARE REITS - 8.8%
5,888 American Healthcare REIT Inc 153,677
6,179 CareTrust REIT Inc 190,684
36,374 Healthpeak Properties Inc 831,873
4,273 Omega Healthcare Investors Inc 173,911
18,759 Parkway Life Real Estate Investment Trust 61,240
16,534 Ventas Inc 1,060,326
13,773 Welltower Inc 1,763,357
TOTAL HEALTH CARE REITS 4,235,068
HOTEL & RESORT REITS - 2.1%
9,217 Apple Hospitality REIT Inc 136,873
16,949 Host Hotels & Resorts Inc 298,302
13,205 Pebblebrook Hotel Trust 174,702
3,745 Ryman Hospitality Properties Inc 401,614
TOTAL HOTEL & RESORT REITS 1,011,491
INDUSTRIAL REITS - 16.6%
11,637 Americold Realty Trust Inc 328,978
1,113 ARGAN SA 91,253
19,767 Centuria Industrial REIT 43,602
3,539 EastGroup Properties Inc 661,156
3,641 First Industrial Realty Trust Inc 203,823
382 GLP J-Reit 353,052
39,775 Goodman Group 1,014,621
7,398 Lineage Inc 579,855
25,930 LXP Industrial Trust 260,596
31,345 Mapletree Industrial Trust 59,232
88,563 Mapletree Logistics Trust 100,532
4,413 Montea NV 366,899
49,377 Nexus Industrial REIT 321,647
177 Nippon Prologis REIT Inc 303,190
18,881 Prologis Inc 2,384,293
38,659 Prologis Property Mexico SA de CV 126,461
11,852 STAG Industrial Inc 463,295
138,440 Tritax Big Box REIT PLC 295,480
TOTAL INDUSTRIAL REITS 7,957,965
MULTI-FAMILY RESIDENTIAL REITS - 7.8%
4,851 AvalonBay Communities Inc 1,092,688
1,849 Boardwalk Real Estate Investment Trust 117,110
371 Daiwa Securities Living Investments Corp 251,336
6,819 Equity Residential 507,743
1,297 Essex Property Trust Inc 383,160

Portfolio of Investments September 30, 2024
(continued)
Global Real Estate Securities

SHARES   DESCRIPTION VALUE
MULTI-FAMILY RESIDENTIAL REITS (continued)
130,552 (a) Home Reit PLC $ 174
53,972 Ingenia Communities Group 186,491
25,693 InterRent Real Estate Investment Trust 241,267
15,256 Killam Apartment Real Estate Investment Trust 236,773
20 Nippon Accommodations Fund Inc 88,965
1,923 UDR Inc 87,189
21,794 UNITE Group PLC/The 274,477
9,158 Veris Residential Inc 163,562
2,438 Xior Student Housing NV 91,803
TOTAL MULTI-FAMILY RESIDENTIAL REITS 3,722,738
OFFICE REITS - 3.7%
2,773 Alexandria Real Estate Equities Inc 329,294
1,508 BXP Inc 121,334
7,590 COPT Defense Properties 230,205
5,928 Cousins Properties Inc 174,757
60 Daiwa Office Investment Corp 126,363
18,163 Dexus 94,768
1,308 Gecina SA 150,602
10,502 Hudson Pacific Properties Inc 50,200
185 KDX Realty Investment Corp 194,930
85 Nippon Building Fund Inc 77,888
213 Orix JREIT Inc 227,508
TOTAL OFFICE REITS 1,777,849
OTHER SPECIALIZED REITS - 2.9%
12,738 Gaming and Leisure Properties Inc 655,370
21,777 VICI Properties Inc 725,392
TOTAL OTHER SPECIALIZED REITS 1,380,762
REAL ESTATE OPERATING COMPANIES - 0.8%
293,874 Sirius Real Estate Ltd 383,265
TOTAL REAL ESTATE OPERATING COMPANIES 383,265
RETAIL REITS - 15.4%
1,815 Acadia Realty Trust 42,616
6,688 Agree Realty Corp 503,807
116,758 CapitaLand Integrated Commercial Trust 191,913
36,156 Charter Hall Retail REIT 89,951
8,809 CT Real Estate Investment Trust 103,497
3,435 Federal Realty Investment Trust 394,922
134,296 Frasers Centrepoint Trust 239,949
53,030 Hammerson PLC 225,420
8,859 InvenTrust Properties Corp 251,330
35,952 Kimco Realty Corp 834,806
92,011 Link REIT 458,699
13,848 NETSTREIT Corp 228,907
6,836 NNN REIT Inc 331,478
15,179 Realty Income Corp 962,652
7,825 Regency Centers Corp 565,200
21,851 RioCan Real Estate Investment Trust 329,272
3,208 Simon Property Group Inc 542,216
4,268 SITE Centers Corp 258,214
402 Unibail-Rodamco-Westfield 35,172
14,685 Urban Edge Properties 314,112
90,655 Vicinity Ltd 138,125
18,586 Wereldhave NV 307,925
TOTAL RETAIL REITS 7,350,183
SELF-STORAGE REITS - 5.5%
6,187 CubeSmart 333,046
4,066 Extra Space Storage Inc 732,653
3,518 Public Storage 1,280,095
22,215 Safestore Holdings PLC 267,587
TOTAL SELF-STORAGE REITS 2,613,381

SHARES   DESCRIPTION VALUE
SINGLE-FAMILY RESIDENTIAL REITS - 4.2%
7,224 American Homes 4 Rent, Class A $ 277,329
7,660 Equity LifeStyle Properties Inc 546,465
25,293 Invitation Homes Inc 891,831
2,029 Sun Communities Inc 274,219
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 1,989,844
TELECOM TOWER REITS - 3.9%
5,625 American Tower Corp 1,308,150
2,273 SBA Communications Corp 547,111
TOTAL TELECOM TOWER REITS 1,855,261
TIMBER REITS - 0.6%
8,480 Weyerhaeuser Co 287,133
TOTAL TIMBER REITS 287,133
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $32,569,634) 40,486,583
SHARES DESCRIPTION VALUE
X 7,010,435 COMMON STOCKS - 14 .7 % X 7,010,435
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
20,814 Chartwell Retirement Residences $ 239,774
12,935 Sienna Senior Living Inc 160,677
TOTAL HEALTH CARE EQUIPMENT & SERVICES 400,451
REAL ESTATE MANAGEMENT & DEVELOPMENT - 11.6%
105,346 Capitaland India Trust 94,988
7,000 Catena AB 399,971
6,388 Cibus Nordic Real Estate AB publ 110,875
60,308 City Developments Ltd 252,648
5,537 Corp Inmobiliaria Vesta SAB de CV, ADR 149,167
15,773 CTP NV 287,896
25,406 Hysan Development Co Ltd 43,717
24,647 (b) Instone Real Estate Group SE 262,286
23,064 (c) Lifestyle Communities Ltd 133,728
86,242 Mitsui Fudosan Co Ltd 812,646
12,449 Sagax AB, Class B 354,534
318,980 Sino Land Co Ltd 348,354
16,273 Sumitomo Realty & Development Co Ltd 550,850
33,186 Sun Hung Kai Properties Ltd 359,565
101,597 Swire Properties Ltd 206,667
23,743 TAG Immobilien AG 440,084
39,362 Tokyu Fudosan Holdings Corp 273,867
2,741 VGP NV 280,709
4,774 Vonovia SE 174,282
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,536,834
SOFTWARE & SERVICES - 0.8%
29,863 (d) NEXTDC Ltd 360,130
TOTAL SOFTWARE & SERVICES 360,130
TELECOMMUNICATION SERVICES - 1.4%
10,366 (b) Cellnex Telecom SA 420,266
19,627 Infrastrutture Wireless Italiane SpA 241,401
TOTAL TELECOMMUNICATION SERVICES 661,667
TRANSPORTATION - 0.1%
1,785 Kyushu Railway Co 51,353
TOTAL TRANSPORTATION 51,353
TOTAL COMMON STOCKS
(Cost $6,012,710) 7,010,435

Portfolio of Investments September 30, 2024
(continued)
Global Real Estate Securities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION MATURITY VALUE
X 3,979 COMMON STOCK RIGHTS - 0 .0 % X 3,979
MATERIALS - 0.0%
4,413 Montea NV 10/31/24 $ 3,979
TOTAL MATERIALS 3,979
TOTAL COMMON STOCK RIGHTS
(Cost $0) 3,979
TOTAL LONG-TERM INVESTMENTS
(Cost $38,582,344) 47,500,997
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
139,113 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020%(f) 139,113
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $139,113) 139,113
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
150,000 REPURCHASE AGREEMENTS - 0 .3 % X 150,000
$ 150,000 (g) Fixed Income Clearing Corporation 4 .820% 10/01/24 $ 150,000
TOTAL REPURCHASE AGREEMENTS
(Cost $150,000) 150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $150,000) 150,000
TOTAL INVESTMENTS - 100 .0%
(Cost $ 38,871,457 ) 47,790,110
OTHER ASSETS & LIABILITIES, NET -  (0.0)% (10,233)
NET ASSETS - 100% $ 47,779,877

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 31,650,514 $ 8,835,895 $ 174 $ 40,486,583
Common Stocks 549,618 6,460,817 – 7,010,435
Common Stock Rights – 3,979 – 3,979
Investments Purchased with Collateral from
Securities Lending 139,113 – – 139,113
Short-Term Investments:
Repurchase Agreements – 150,000 – 150,000
Total
$ 32,339,245 $ 15,450,691 $ 174 $ 47,790,110
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $682,552 or 1.4% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $131,802.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $150,020 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 4/30/31, valued at $153,163.
ADR American Depositary Receipt
REIT Real Estate Investment Trust